INVESTMENTS IN ASSOCIATES (Details Textual) $ in Thousands	1 Months Ended
Mar. 31, 2016 USD ($)
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	$ 4,141
Portion of gains (losses) recognised when control of subsidiary is lost, attributable to recognising investment retained in former subsidiary	$ 10,369